INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 4 - INCOME TAXES

As of September 30, 2023 and December 31, 2022, the Company had a net operating loss carry forward of $6,571,913 and $6,552,407 respectively, which may be available to reduce future years’ taxable income through 2040. The company uses the tax rate of 25.5% for tax-assets estimates.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	Percent	30-Sep-23	31-Dec-22

Federal statutory rates	21.00%	$(1,380,102)	$(1,376,005)
State income taxes	5.00%	(328,596)	(327,620)
Permanent differences	(0.50)%	32,860	32,762
Valuation allowance against net deferred tax assets	(25.50)%	1,675,838	1,670,864
Effective rate	0%	$-	$-

At September 30, 2023 and December 31, 2022, the significant components of the deferred tax assets are summarized below:

	30-Sep-23	31-Dec-22
Deferred income tax asset
Net operation loss carryforwards	6,571,913	6,552,407
Total deferred income tax asset	1,708,697	1,702,621
Less: valuation allowance	(1,708,697)	(1,702,621)
Total deferred income tax asset	$-	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. Due to the change in ownership provisions of the Income Tax laws of the United States, the September 30, 2023 and December 31, 2022 net operating loss carry forwards of $6,571,913 and $6,552,407 respectively, for federal income tax reporting purposes may be subject to annual limitations. As the realization of required future taxable income is uncertain, the Company recorded a valuation allowance.

NOTE 4 - INCOME TAXES

As of December 31, 2022 and December 31, 2021, the Company had a net operating loss carry forward of $6,552,407 and $6,440,981 respectively, which may be available to reduce future years’ taxable income through 2040. The company uses the tax rate of 25.5% for tax-assets estimates.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	Percent	31-Dec-22	31-Dec-21

Federal statutory rates	21%	$(1,376,005)	$(1,352,606)
State income taxes	5%	(327,620)	(317,573)
Permanent differences	-0.5%	32,762	31,757
Valuation allowance against net deferred tax assets	-25.5%	1,670,864	1,642,450
Effective rate	0%	$-	$-

At December 31, 2022 and December 31, 2021, the significant components of the deferred tax assets are summarized below:

	31-Dec-22	31-Dec-21
Deferred income tax asset
Net operation loss carryforwards	6,552,407	6,440,981
Total deferred income tax asset	1,702,621	1,642,450
Less: valuation allowance	(1,702,621)	(1,642,450)
Total deferred income tax asset	$-	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. Due to the change in ownership provisions of the Income Tax laws of the United States, the December 31, 2022 and December 31, 2021 net operating loss carry forwards of $6,552,407 and $6,440,981 respectively, for federal income tax reporting purposes may be subject to annual limitations. As the realization of required future taxable income is uncertain, the Company recorded a valuation allowance.